STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details) (USD $)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007		Dec. 31, 2006
Outstanding Number Of Shares	13,470,539						13,470,539
Stock Option [Member]
Outstanding Number Of Shares	4,656,253	[1]	5,414,895	[1]	5,797,611	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Issued - Number of Shares	9,514,286	[1]							2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Expired - Number of Shares	(700,000)	[1]	(345,679)	[1]	(382,716)	[1]			(83,941)	[1]	(207,956)	[1]
Exercised - Number of Shares			(412,963)	[1]					(100,000)	[1]
Outstanding Number Of Shares	13,470,539	[1]	4,656,253	[1]	5,414,895	[1]	13,470,539	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]
Outstanding - Average Exercise Price	$ 0.13	[1]	$ 0.12	[1]	$ 0.11	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]	$ 1.67	[1]
Issued - Average Exercise Price	$ 0.08	[1]							$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]
Expired - Average Exercise Price	$ 0.15	[1]	$ 0.01	[1]	$ 0.01	[1]			$ 0.73	[1]	$ 0.43	[1]
Exercised - Average Exercise Price			$ 0.01	[1]					$ 0.01	[1]
Outstanding - Average Exercise Price	$ 0.09	[1]	$ 0.13	[1]	$ 0.12	[1]	$ 0.09	[1]	$ 0.11	[1]	$ 0.19	[1]	$ 0.27	[1]	$ 0.26	[1]	$ 1.67	[1]	$ 1.67	[1]
Warrant [Member]
Outstanding Number Of Shares	27,752,439	[1]	26,321,154	[1]	26,882,251	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]
Issued - Number of Shares	5,320,809	[1]	2,601,285	[1]	(87,500)	[1]	8,009,594		18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]
Expired - Number of Shares	(1,292,858)	[1]	(1,170,000)	[1]	(648,597)	[1]			(2,010,917)	[1]	(8,979)	[1]			(11,971)	[1]
Exercised - Number of Shares											(128,571)	[1]
Outstanding Number Of Shares	31,780,390	[1]	27,752,439	[1]	26,321,154	[1]	31,780,390	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]
Outstanding - Average Exercise Price	$ 0.19	[1]	$ 0.21	[1]	$ 0.23	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]	$ 2.62	[1]
Issued - Average Exercise Price	$ 0.14	[1]	$ 0.15	[1]	$ 0.20	[1]			$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]
Expired - Average Exercise Price	$ 0.60	[1]	$ 0.62	[1]	$ 0.35	[1]			$ 0.48	[1]	$ 1.67	[1]			$ 3.76	[1]
Exercised - Average Exercise Price											$ 0.46	[1]
Outstanding - Average Exercise Price	$ 0.17	[1]	$ 0.19	[1]	$ 0.21	[1]	$ 0.17	[1]	$ 0.23	[1]	$ 0.44	[1]	$ 0.49	[1]	$ 0.45	[1]	$ 1.04	[1]	$ 1.25	[1]

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.